FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Credit risk (Details) - Credit risk [member] - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other financial assets	¥ 0	¥ 0
The Group's largest third-party customer [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of trade receivables, benchmark to measure concentration of credit risk	0.16%	1.00%
The five largest third-party customers [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of trade receivables, benchmark to measure concentration of credit risk	7.63%	5.00%